UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments is attached herewith.


--------------------------------------------------------------------------------
                               KOBREN GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                         SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------
  SHARES                 MUTUAL FUNDS - 100.11%                                 VALUE
----------------------------------------------------------------------------------------
             LARGE CAP GROWTH - 39.89%
----------------------------------------------------------------------------------------
  211,230    Fidelity Blue Chip Growth Fund                                 $  8,888,573
  304,206    Fidelity Capital Appreciation Fund                                8,228,779
  340,052    T. Rowe Price Blue Chip Growth Fund                              10,691,245
                                                                            ------------
                                                                              27,808,597

             INTERNATIONAL - 23.58%
----------------------------------------------------------------------------------------
  263,244    Julius Baer International Equity Fund - Class I                   9,642,611
  201,101    SSgA Emerging Markets Fund                                        3,839,016
  140,849    Third Avenue International Value Fund                             2,956,420
                                                                            ------------
                                                                              16,438,047

             LARGE CAP VALUE - 17.77%
----------------------------------------------------------------------------------------
  133,076    Longleaf Partners Fund                                            4,282,381
  242,421    Oakmark Select Fund - Class I                                     8,106,570
                                                                            ------------
                                                                              12,388,951

             SMALL CAP VALUE - 7.61%
----------------------------------------------------------------------------------------
  167,426    Longleaf Partners Small Cap Fund                                  5,304,042

             SPECIALTY - 5.99%
----------------------------------------------------------------------------------------
  236,467    PIMCO Commodity RealReturn Strategy Fund - Class I                4,178,377

             BOND - 2.94%
----------------------------------------------------------------------------------------
  178,808    PIMCO Real Return Fund - Class I                                  2,050,922

             MONEY MARKET - 2.33%
----------------------------------------------------------------------------------------
1,621,216    Dreyfus Cash Management Plus Fund (1)                             1,621,216

             TOTAL MUTUAL FUNDS
             (COST $54,510,679)                                               69,790,152
                                                                            ------------

             TOTAL INVESTMENTS                                    100.11%     69,790,152
             (COST $54,510,679)*

             LIABILITIES NET OF CASH AND OTHER ASSETS             -0.11%         (79,930)
                                                                  ------    ------------

             TOTAL NET ASSETS                                     100.00%   $ 69,710,222
                                                                  ======    ============

--------------------------------------------------------------------------------

(1)   An affiliate of the Custodian.

* For Federal income tax purposes, cost is $54,510,679 and appreciation (depreciation) is as follows:

             Unrealized appreciation:                   $15,279,473
             Unrealized depreciation:                            --
                                                        -----------
             Net unrealized appreciation:               $15,279,473
                                                        ===========

      Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================

 SHARES                                                               VALUE
           COMMON STOCKS - 94.63%
--------------------------------------------------------------------------------
           AEROSPACE/TECHNOLOGY - 6.23%
--------------------------------------------------------------------------------
   37,400  Arrow Electronics, Inc. (1)                            $   1,172,864
  103,200  MEMC Electronic Materials, Inc. (1)                        2,351,928
  118,400  Micron Technology, Inc. (1)                                1,574,720
   82,000  Seagate Technology (1)                                     1,299,700
  108,000  Western Digital Corp. (1)                                  1,396,440
                                                                  -------------
                                                                      7,795,652

           BANKING - 9.12%
--------------------------------------------------------------------------------
   36,600  Citigroup, Inc.                                            1,666,032
   69,100  Colonial BancGroup, Inc.                                   1,547,840
   50,400  Community Bank System, Inc.                                1,139,040
   56,425  North Fork Bancorporation, Inc.                            1,438,838
   61,500  Southwest Bancorp, Inc.                                    1,351,155
   41,000  TD Banknorth, Inc.                                         1,235,740
   29,700  Webster Financial Corp.                                    1,335,312
   28,815  Wells Fargo & Co.                                          1,687,694
                                                                  -------------
                                                                     11,401,651

           BASIC MATERIALS - 7.54%
--------------------------------------------------------------------------------
   47,400  Alcoa, Inc.                                                1,157,508
   30,050  Cytec Industries, Inc.                                     1,303,569
   33,600  Dow Chemical Co.                                           1,400,112
   41,500  Inco, Ltd.                                                 1,965,025
   69,000  Metals USA, Inc. (1)                                       1,411,740
   20,300  NOVA  Chemicals Corp.                                        747,040
   25,475  POSCO, ADR                                                 1,440,866
                                                                  -------------
                                                                      9,425,860

           CONGLOMERATES - 4.13%
--------------------------------------------------------------------------------
    1,164  Berkshire Hathaway, Inc., Class B (1)                      3,178,884
   17,800  Norsk Hydro ASA, SP ADR                                    1,980,250
                                                                  -------------
                                                                      5,159,134

           CONSTRUCTION & REAL ESTATE - 7.51%
--------------------------------------------------------------------------------
   20,400  Boston Properties, Inc., REIT                              1,446,360
   54,069  D.R. Horton, Inc.                                          1,958,379
   30,330  Lennar Corp., Class A                                      1,812,521
   51,000  Sunstone Hotel Investors, Inc., REIT                       1,243,890
   32,200  Toll Brothers, Inc. (1)                                    1,438,374
   73,400  U-Store-It Trust, REIT                                     1,487,818
                                                                  -------------
                                                                      9,387,342

           CONSUMER RELATED - 4.39%
--------------------------------------------------------------------------------
   58,000  Disney (Walt) Co.                                          1,399,540
   54,096  Helen of Troy Ltd. (1)                                     1,116,541
   88,700  La-Z-Boy, Inc.                                             1,169,953
   19,500  Toyota Motor Corp., SP ADR                                 1,801,215
                                                                  -------------
                                                                      5,487,249

           ENERGY - 10.19%
--------------------------------------------------------------------------------
   41,500  Denbury Resources, Inc. (1)                                2,093,260
   28,400  Marathon Oil Corp.                                         1,957,612
   43,885  Nexen, Inc.                                                2,091,559
   38,300  Talisman Energy, Inc.                                      1,870,572
   47,300  Whiting Petroleum Corp. (1)                                2,073,632
   58,588  XTO Energy, Inc.                                           2,655,208
                                                                  -------------
                                                                     12,741,843

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                   SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
================================================================================

 SHARES                                                               VALUE
           FINANCIAL SERVICES - 9.02%
--------------------------------------------------------------------------------
   26,800  American Express Co.                                   $   1,539,392
   17,084  Bear Stearns Cos., Inc.                                    1,874,969
   15,000  Goldman Sachs Group, Inc.                                  1,823,700
   61,800  H&R Block, Inc.                                            1,481,964
   21,815  iStar Financial, Inc., REIT                                  881,980
   18,200  Lehman Brothers Holdings, Inc.                             2,119,936
   28,855  Morgan Stanley                                             1,556,439
                                                                  -------------
                                                                     11,278,380

           FOOD & BEVERAGE - 2.10%
--------------------------------------------------------------------------------
   52,000  Pepsi Bottling Group, Inc.                                 1,484,600
   97,915  Ryan's Restaurant Group, Inc. (1)                          1,142,668
                                                                  -------------
                                                                      2,627,268

           INSURANCE - 9.23%
--------------------------------------------------------------------------------
   60,200  Aspen Insurance Holdings, Ltd.                             1,778,910
   39,000  IPC Holdings, Ltd.                                         1,273,350
   45,000  Montpelier Re Holdings, Ltd.                               1,118,250
   37,900  PMI Group, Inc. (The)                                      1,511,073
   29,500  Radian Group, Inc.                                         1,566,450
   31,200  RenaissanceRe Holdings, Ltd.                               1,364,376
   29,960  SAFECO Corp.                                               1,599,265
   19,600  XL Capital, Ltd., Class A                                  1,333,388
                                                                  -------------
                                                                     11,545,062

           MANUFACTURING - 4.82%
--------------------------------------------------------------------------------
   26,550  BorgWarner, Inc.                                           1,499,013
   32,000  Briggs & Stratton Corp.                                    1,106,880
  109,175  Lamson & Sessions Co. (1)                                  2,000,086
   46,375  Masco Corp.                                                1,422,785
                                                                  -------------
                                                                      6,028,764

           PHARMACEUTICALS - 0.91%
--------------------------------------------------------------------------------
   45,400  Pfizer, Inc.                                               1,133,638

           PUBLISHING & BROADCASTING - 9.70%
--------------------------------------------------------------------------------
   49,900  Comcast Corp., Class A (1)                                 1,436,122
   22,000  Gannett, Inc.                                              1,514,260
   37,500  Lee Enterprises, Inc.                                      1,593,000
  151,500  Liberty Media Corp., Class A (1)                           1,219,575
   23,000  McClatchy Co., Class A                                     1,500,290
   35,000  McGraw-Hill Cos., Inc.                                     1,681,400
   88,800  News Corp., Ltd., SP ADR                                   1,465,200
    2,135  Washington Post Co., Class B                               1,713,338
                                                                  -------------
                                                                     12,123,185

           RETAIL - 3.03%
--------------------------------------------------------------------------------
   39,500  Ethan Allen Interiors, Inc.                                1,238,325
   23,100  Federated Department Stores, Inc.                          1,544,697
   46,000  Foot Locker, Inc.                                          1,009,240
                                                                  -------------
                                                                      3,792,262

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                   SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
================================================================================

 SHARES                                                               VALUE
           TEXTILES & APPAREL - 3.52%
--------------------------------------------------------------------------------
   42,500  Jones Apparel Group, Inc.                              $   1,211,250
   40,700  Liz Claiborne, Inc.                                        1,600,324
   31,500  Polo Ralph Lauren Corp.                                    1,584,450
                                                                  -------------
                                                                      4,396,024

           TRANSPORTATION - 3.19%
--------------------------------------------------------------------------------
   73,000  Dryships, Inc.                                             1,257,790
   77,400  OMI Corp.                                                  1,383,138
   31,430  Teekay Shipping Corp.                                      1,353,062
                                                                  -------------
                                                                      3,993,990

           TOTAL COMMON STOCKS                                      118,317,304
           (Cost $79,675,340)

           INVESTMENT COMPANY - 5.46%
6,827,483  Dreyfus Cash Management Plus Fund (2)                      6,827,483
                                                                  -------------

           TOTAL INVESTMENT COMPANY                                   6,827,483
           (Cost $6,827,483)                                      -------------

           TOTAL INVESTMENTS - 100.09%                              125,144,787
           (Cost $86,502,823*)

           LIABILITIES NET OF CASH & OTHER ASSETS - (0.09)%            (107,326)
                                                                  -------------

           TOTAL NET ASSETS - 100.00%                             $ 125,037,461
                                                                  =============

--------------------------------------------------------------------------------

      (1)  Non-income producing.

      (2)  An affiliate of the Custodian.

      ADR  American Depositary Receipt

     REIT  Real Estate Investment Trust

   SP ADR  Sponsored American Depositary Receipt

        * For Federal income tax purposes, cost is $86,502,823 and appreciation (depreciation) is as follows:

                  Unrealized appreciation:                        $  40,854,861
                  Unrealized depreciation:                           (2,212,897)
                                                                  -------------
                  Net unrealized appreciation:                    $  38,641,964
                                                                  =============

Portfolio Valuation -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     NOVEMBER 15, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     NOVEMBER 15, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*/S/ ERIC J. GODES
                         -------------------------------------------------------
                         Eric J. Godes, Chief Financial Officer, Vice President, Treasurer & Secretary
                         (principal financial officer)

Date     NOVEMBER 10, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.